Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Minimum Future Charter Revenue (Table)

Period/ Year	Amount
July 1 to December 31, 2025	$240,922
2026	366,052
2027	255,371
2028	155,796
2029	61,794
2030 to 2038	291,282
Minimum charter revenues	$1,371,217